UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period April 1, 2017 – June 30, 2017.

Date of Report (Date of earliest event reported): August 14, 2017

SECURITIZED ASSET BACKED RECEIVABLES LLC

(Exact name of securitizer as specified in its charter)

025-01116 (Commission File Number of Securitizer)	0001260840 (Central Index Key Number of Securitizer)

Steven P. Glynn, (212) 412-3168

____________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) 

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) 

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) 



Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: __________________________

________________________________________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ______________

Central Index Key Number of underwriter (if applicable): ________________

________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) are attached as Rule 15Ga-1 Exhibit 99.1 to this Form ABS-15G.

Exhibits

99.1         Disclosures required by Rule 15Ga-1.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: August 7, 2017

SECURITIZED ASSET BACKED RECEIVABLES LLC
(Securitizer)
By: /s/ Martin Attea
Name: Martin Attea
Title: President and Chief Executive Officer

EXHIBIT INDEX

Exhibit Number

99.1         Disclosures required by Rule 15Ga-1.